S000013857 [Member] Investment Risks - TCW Conservative Allocation Fund	Oct. 31, 2025
Underlying Fund allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Underlying Fund allocation risk: the risk that the Advisor will make less than optimal or poor asset allocation decisions on selecting the appropriate mix of the Underlying Funds.

affiliated funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	affiliated funds risk: The Advisor or an affiliate of the Advisor serves as investment advisor to certain of the Underlying Funds. It is possible that a conflict of interest among the Fund and these affiliated funds could affect how the Advisor fulfills its fiduciary duties to the Fund and the affiliated funds. For example, the Advisor may have an incentive to select affiliated funds that will result in the greatest revenue to the Advisor and its affiliates, even if that results in increased expenses for the Fund. Similarly, the Advisor has an incentive to delay or decide against the sale of interests held by a Fund in affiliated funds.

equity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic and political conditions.

debt securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	debt securities risk: the risk that the value of a debt security may increase or decrease as a result of various factors, including changes in interest rates, actual or perceived inability or unwillingness of issuers to make principal or interest payments, market fluctuations and illiquidity in the debt securities market.

market risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

market and geopolitical events risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	market and geopolitical events risk: the risk that the increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates. This risk is greater during periods of rising inflation.

Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

price volatility risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the investment advisor, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

valuation risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	valuation risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

derivatives risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

portfolio management risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

securities selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

cybersecurity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	cybersecurity risk: the risk that, with the increased use of technology to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

large capitalization company risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	large-capitalization company risk: the risk that securities of large-capitalization companies may underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion, which may increase the risk of loss to the Fund.

growth investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	growth investing risk: the risk of investing in growth stocks, which may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. The growth investment style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price. Growth-oriented funds typically underperform when value investing is in favor.

value investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	value investing risk: the risk of investing in undervalued stocks, which may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. The value investment style may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price. Value-oriented funds typically underperform when growth investing is in favor.

ETF risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	ETF risk: the risk that the value of the Fund’s investments will fluctuate in response to the performance of the ETFs owned by the Fund. The lack of liquidity in an ETF could result in its value being more volatile than its portfolio securities, and an ETF’s performance may not match the performance of a particular market segment or index it seeks to track. In addition, the Fund’s shareholders will indirectly bear a proportionate share of an ETF’s expenses, in addition to paying the Fund’s expenses.

Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	prepayment risk: the risk that in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	extension risk: the risk that in times of rising interest rates, borrowers may pay off their debt obligations more slowly, causing securities considered short- or intermediate-term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter-term securities.

mortgage backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	mortgage-backed securities risk: the risk of investing in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities react differently to changes in interest rates than other bonds, and some mortgage-backed securities are not backed by the full faith and credit of the U.S. government.

junk bond risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	junk bond risk: the risk that junk bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments.

foreign currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade, and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

commodity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	commodity risk: the risk that commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times investing in commodity-linked derivative instruments, including commodity index-linked notes, may subject the Fund to greater volatility than investments in traditional securities.

Underlying Fund risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Underlying Fund risk: the risk associated with the securities and other investments held by the Underlying Funds, which is closely related to the risk of investing in the Fund.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.